Accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting policies
Schedule of company's financial instrument

The following are the Company’s financial instruments as at December 31, 2022:

Classification

Cash and cash equivalents	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Derivative warrant liability	FVTPL
Lease obligations	Amortized cost

Schedule of equipment is recorded useful life estimates	Computer equipment3 years